Acquisition of Verb Direct (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Apr. 12, 2019	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash payment of acquisition			$ 15,000,000
Amortization expense		$ 1,300,000
Estimated useful life			5 years
Intangible assets unamortized balance		5,040,000	$ 5,365,000
Merger Agreement [Member] | Sound Concepts, Inc. [Member]
Cash payment of acquisition	$ 15,000,000
Issuance of restricted shares	3,327,791
Issuance of shares of common stock with a fair market value	$ 7,820,000
Aggregated goodwill and intangible assets	$ 22,677,000
Amortization expense		325,000	975,000
Merger Agreement [Member] | Sound Concepts, Inc. [Member] | Developed Technology [Member]
Amortization expense		$ 4,700,000	$ 4,700,000
Estimated useful life		5 years	5 years
Intangible assets, amortization method		Amortized on an accelerated basis	Amortized on an accelerated basis
Merger Agreement [Member] | Sound Concepts, Inc. [Member] | Customer Relationships [Member]
Amortization expense		$ 1,200,000	$ 1,200,000
Estimated useful life		5 years	5 years
Intangible assets, amortization method		Amortized on an accelerated basis	Amortized on an accelerated basis
Merger Agreement [Member] | Sound Concepts, Inc. [Member] | Domain Names [Member]
Amortization expense		$ 440,000	$ 440,000
Intangible assets, amortization method		Tested for impairment on an annual basis	Tested for impairment on an annual basis